K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006

August 30, 2024

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-1520

Harris Oakmark ETF Trust

-- Oakmark U.S. Large Cap ETF

File No. 811-23998

Re: Initial Registration Statement on Form N-1A

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Harris Oakmark ETF Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is the Trust’s initial Registration Statement on Form N-1A on behalf of its series listed above. Prior to this filing, the Trust transmitted for filing with the Securities and Exchange Commission under the 1940 Act the Trust’s Notification of Registration on Form N-8A. The Registration Statement includes the prospectus and statement of additional information relating to the Trust series listed above. This transmission includes a conformed signature page signed by the Trust and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Trust. The primary purpose of this filing is to add Oakmark U.S. Large Cap ETF as a new series of the Trust.

Please contact me at (202) 778-9403 or Ndenisarya Meekins at (202) 778-9021 with any questions or comments you may have. Thank you for your attention.

Sincerely,

/s/ Marguerite Laurent
Marguerite Laurent